SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets, Net (Details)	12 Months Ended
Feb. 29, 2020
Content library
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	10 years
Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	4 years
Minimum | Trade name
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	15 years
Minimum | Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	1 year
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	10 years
Minimum | Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	1 year
Maximum | Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	15 years
Maximum | Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life , Intangible assets	7 years